EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Earnings per common share for all periods presented has been determined by dividing profit available to common shareholders by the weighted average number of common shares outstanding during the period.
The following table sets forth the computation of basic and diluted earnings per share for continuing operations, for the years ended December 31:

Continuing operations	2022	2021	2020
(In millions of U.S. dollars, except per share amounts)

Numerator:
Profit / (loss) for the period attributable to the owners of the parent	656	75	102

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,753	1,753	1,753
Denominator for diluted earnings per share (in millions)	1,761	1,761	1,761

Basic earnings / (loss) per share *	$0.37	$0.04	$0.06
Diluted earnings / (loss) per share *	$0.37	$0.04	$0.06
*In accordance with IAS 33, Earnings per Share, the shares vested on December 31, 2022 and subsequently issued after the reporting period date have been included in the Earnings per Share calculation.
The following table sets forth the computation of basic and diluted earnings per share for discontinued operations, for the years ended December 31:

Discontinued operations	2022	2021	2020

(In millions of U.S. dollars, except per share amounts)

Numerator:
Profit / (loss) for the period attributable to the owners of the parent	(818)	599	(451)

Denominator:
Weighted average common shares outstanding for basic earnings per share (in millions)	1,753	1,753	1,753
Denominator for diluted earnings per share (in millions)	1,761	1,761	1,761

Basic earnings / (loss) per share *	($0.46)	$0.34	($0.26)
Diluted earnings / (loss) per share *	($0.46)	$0.34	($0.26)
*In accordance with IAS 33, Earnings per Share, the shares vested on December 31, 2022 and subsequently issued after the reporting period date have been included in the Earnings per Share calculation.